This is filed pursuant to Rule 497(e).
File Nos. 333-120487 and 811-21673.

                                            ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                                         -AllianceBernstein High Yield Portfolio
--------------------------------------------------------------------------------
Supplement dated April 20, 2006 to the Prospectus dated December 30, 2005 (as amended February 14, 2006) of the AllianceBernstein(R) Pooling Portfolios that offers shares of AllianceBernstein High Yield Portfolio.

The following information replaces certain information in the Portfolio's Prospectus under the heading "Management of the Portfolios - Portfolio Managers."

The management of, and investment decisions for, each of the other Portfolios' portfolios are made by certain Investment Policy Groups or Investment Teams, the members of which are jointly and primarily responsible for the day-to-day management of each Portfolio's portfolio. No one person is principally responsible for making recommendations for each Portfolio's portfolio. Each Investment Policy Group or Investment Team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The following table lists the senior most members of each Investment Policy Group or Investment Team, the year that each person assumed joint and primary responsibility for the Portfolio, and each person's principal occupation during the past five years:

      Portfolio and                                                                    Principal Occupation During
    Responsible Group                  Employee; Year; Title                           The Past Five (5) Years
    ------------------                 -----------------------                         ------------------------
AllianceBernstein High      Douglas J. Peebles; since April 2006; Executive      Executive Vice President of the
  Yield Portfolio           Vice President of the Adviser and Chief Investment   Adviser, with which he has been
Global Credit               Officer and Co-Head of Fixed-Income                  associated in a substantially similar
  Investment Team                                                                capacity to his current position since
                                                                                 prior to 2001, and Chief Investment
                                                                                 Officer and Co-Head of Fixed Income.

                            Andrew M. Aran; since April 2006; Senior Vice        Senior Vice President of the Adviser,
                            President of the Adviser                             with which he has been associated in a
                                                                                 substantially similar capacity to his
                                                                                 current position since prior to 2001.

                            Joel J. McKoan; since April 2006; Senior Vice        Senior Vice President of the Adviser,
                            President of the Adviser and Director of Credit      with which he has been associated in a
                                                                                 substantially similar capacity to his
                                                                                 current position since 2003, and
                                                                                 Director of Credit.  Prior to 2003,
                                                                                 Mr. McKoan was a Managing Director at
                                                                                 UBS Warburg where he headed the North
                                                                                 American Debt Syndicate Group, with
                                                                                 responsibility for primary trading of
                                                                                 corporate debt, emerging market-debt
                                                                                 and structured products and was Global
                                                                                 Co-Head of the CDO Group at UBS
                                                                                 Warburg since prior to 2001.

                            Gershon Distenfeld; since inception; Vice            Vice President of the Adviser, with
                            President of the Adviser                             which he has been associated in a
                                                                                 substantially similar capacity to his
                                                                                 current position since prior to 2001.

                            Mark A. Hamilton; since December 2005; Senior Vice   Senior Vice President of the Adviser,
                            President of the Adviser                             with which he has been associated in a
                                                                                 substantially similar capacity to his
                                                                                 current position since prior to 2001.


AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.


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